Share based compensation (Restricted Share Units - Narrative) (Details) - 2011 Incentive Scheme [Member] - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended				15 Months Ended
	Sep. 16, 2011	Oct. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Share-based compensation [Line Items]
Shares approved for grants to qualified persons	43,000,000
Annual increase on the first day of each fiscal year, beginning from 2013 in maximum aggregate number of shares which may be issued pursuant to all awards under the Plan		20,000,000
Restricted share units [Member]
Share-based compensation [Line Items]
Granted (in shares)			16,012,644	9,912,595	29,965,989
Share-based compensation (benefit)			¥ 152,205	¥ 130,718	¥ 95,792
Total unrecognized compensation expense			¥ 294,041
Weighted average period over which unrecognized compensation expense is expected to be recognized			1 year 1 month 28 days
Restricted share units [Member] | Employees [Member]
Share-based compensation [Line Items]
Granted (in shares)	9,097,000		16,012,644	9,912,595	29,917,989	18,295,221
Restricted share units [Member] | Employees [Member] | Minimum [Member]
Share-based compensation [Line Items]
Vesting period	4 years		3 years	18 months		2 years
Restricted share units [Member] | Employees [Member] | Maximum [Member]
Share-based compensation [Line Items]
Vesting period	5 years		5 years	5 years		4 years
Restricted share units [Member] | Non-employee [Member]
Share-based compensation [Line Items]
Granted (in shares)			0	0	48,000		0
Restricted share units [Member] | Employees and Non Employees [Member] | Minimum [Member]
Share-based compensation [Line Items]
Vesting period					3 years
Restricted share units [Member] | Employees and Non Employees [Member] | Maximum [Member]
Share-based compensation [Line Items]
Vesting period					5 years